SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Performance Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 30.2
Deferred revenue, revenue recognized	4.2	$ 1.8	$ 0.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 6.0
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Deferred revenue, revenue recognized	$ 9.4
Interest expense	3.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 24.2
Revenue, remaining performance obligation, expected timing of satisfaction, period
Deferred revenue, revenue recognized	$ 32.8
Interest expense	$ 8.6